UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Gibson Capital Management, Ltd.
Address:       6600 Brooktree Court, Suite 2200
                        Wexford, PA  15090


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Brenda S. Gibson
Title:               CEO/CCO
Phone:          724-934-3200

Signature, Place, and Date of Signing:
Brenda S. Gibson    Wexford, PA             April 28, 2008

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: 128,706 (x$1000)

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 ISSUER          TITLE OF CLS    CUSIP          VALUE    SHS or      SH/   PT/    INV        OTH         VTING AUTH
                          		                     (x$1000) PRNAMT  PRN  CL     DSC      MGRS    SLE   SHRD  NON
ISHARES TR  KLD400 IDX FD  464288570    2,882      61,710    SH             SOLE   NONE    28,990     0      32,720
ISHARES TR  US TPS BD FD   464287176  14,562    132,498  SH              SOLE   NONE  119,343    0      13,155
ISHARES TR  RSL1000VAL      464287598       787      10,716   SH              SOLE   NONE     10,126    0         590
ISHARES TR  RSL 2000VAL     464287630       281        4,290    SH              SOLE   NONE       3,036     0       1,254
ISHARES TR  RSL 3000            464287689       337        4,421    SH              SOLE   NONE       4,421    0             0
ISHARES TR  RSL 3000VAL     464287663    5,569      58,881   SH              SOLE   NONE    54,717     0       4,164
SPR SRS TR  DJ REIT ETF       78464A607    6,543     93,459    SH              SOLE   NONE    90,299     0        3,160
FST CM FNL  COM                      319829107       425     36,634    SH               SOLE   NONE    36,634     0            0
PEPSICO       COM                      713448108       728     10,090    SH               SOLE   NONE      9,990     0          100
UTDBKSRS   COM                      909907107       254      9,520    SH                SOLE   NONE      9,520     0             0
VGD IDX         STK MRK ETF     922908769  96,338   735,407   SH               SOLE   NONE  705,052     0      30,355



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